Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 88,141	$ 12,661	¥ 6,640
Restricted cash (including amounts of the consolidated VIE of RMB 145,599 thousand and RMB 161,186 thousand as of December 31, 2018 and 2019, respectively)	161,186	23,153	145,631
Accounts receivable, net of allowance for doubtful accounts	180,393	25,912	108,434
Insurance premium receivables (including amounts of the consolidated VIE of RMB 9,143 thousand and RMB 2,329 thousand as of December 31, 2018 and 2019, respectively)	2,329	335	9,143
Amounts due from related parties	280	40	10,546
Prepaid expense and other receivables	29,196	4,194	20,596
Total current assets	461,525	66,295	300,990
Non-current assets
Property, plant and equipment, net	8,006	1,150	6,354
Intangible assets, net	1,652	237	1,197
Deferred tax assets	64	9	137
Long-term investments	23,395	3,360	21,575
Other assets	14,163	2,034	3,831
Total non-current assets	47,280	6,790	33,094
Total assets	508,805	73,085	334,084
Current liabilities
Short-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 24,267 thousand and RMB 36,880 thousand as of December 31, 2018 and 2019, respectively)	36,880	5,297	24,267
Accounts payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 72,989 thousand and RMB 124,441 thousand as of December 31, 2018 and 2019, respectively)	124,441	17,875	73,448
Insurance premium payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 114,447 thousand and RMB 125,587 thousand as of December 31, 2018 and 2019, respectively)	125,587	18,039	114,447
Other payables and accrued expenses (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 60,599 thousand and RMB 37,678 thousand as of December 31, 2018 and 2019, respectively)	30,211	4,340	36,908
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 31,850 thousand and RMB 43,831 thousand as of December 31, 2018 and 2019, respectively)	43,993	6,319	31,850
Income taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 206 thousand and RMB 206 thousand as of December 31, 2018 and 2019, respectively)	206	30	250
Amounts due to related parties(including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil both as of December 31, 2018 and 2019, respectively)	465	67
Total current liabilities	361,783	51,967	281,170
Non-current liabilities
Long-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 15,804 thousand and RMB nil as of December 31, 2018 and 2019, respectively)	0		15,804
Deferred tax liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 575 thousand and RMB 530 thousand as of December 31, 2018 and 2019, respectively)	530	76	575
Other non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 518 thousand as of December 31, 2018 and 2019, respectively)	518	74
Total non-current liabilities	1,048	150	16,379
Total liabilities	362,831	52,117	297,549
Commitments and contingencies
Mezzanine equity
Redeemable Preferred Shares	454,627	65,303	421,773
Shareholders' (deficit)/equity
Common shares (US$0.00001 par value; 4,549,953,780 shares authorized as of December 31, 2018 and 2019, respectively; 445,272,000 shares and 483,310,373 shares issued and outstanding as of December 31, 2018 and 2019; 933,356,593 shares issued and outstanding, pro forma as of December 31, 2019)	33	5	31
Additional paid-in capital	64,882	9,320	2,778
Accumulated other comprehensive income	414	59	295
Accumulated deficit	(373,982)	(53,719)	(388,884)
Total shareholders' (deficit)/equity attributable to Huize Holding Limited shareholders	(308,653)	(44,335)	(385,780)
Non-controlling interests			542
Total shareholders' (deficit)/equity	(308,653)	(44,335)	(385,238)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	508,805	73,085	334,084
Pro Forma [Member]
Current assets
Cash and cash equivalents	88,141	12,661
Restricted cash (including amounts of the consolidated VIE of RMB 145,599 thousand and RMB 161,186 thousand as of December 31, 2018 and 2019, respectively)	161,186	23,153
Accounts receivable, net of allowance for doubtful accounts	180,393	25,912
Insurance premium receivables (including amounts of the consolidated VIE of RMB 9,143 thousand and RMB 2,329 thousand as of December 31, 2018 and 2019, respectively)	2,329	335
Amounts due from related parties	280	40
Prepaid expense and other receivables	29,196	4,194
Total current assets	461,525	66,295
Non-current assets
Property, plant and equipment, net	8,006	1,150
Intangible assets, net	1,652	237
Deferred tax assets	64	9
Long-term investments	23,395	3,360
Other assets	14,163	2,034
Total non-current assets	47,280	6,790
Total assets	508,805	73,085
Current liabilities
Short-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 24,267 thousand and RMB 36,880 thousand as of December 31, 2018 and 2019, respectively)	36,880	5,297
Accounts payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 72,989 thousand and RMB 124,441 thousand as of December 31, 2018 and 2019, respectively)	124,441	17,875
Insurance premium payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 114,447 thousand and RMB 125,587 thousand as of December 31, 2018 and 2019, respectively)	125,587	18,039
Other payables and accrued expenses (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 60,599 thousand and RMB 37,678 thousand as of December 31, 2018 and 2019, respectively)	30,211	4,340
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 31,850 thousand and RMB 43,831 thousand as of December 31, 2018 and 2019, respectively)	43,993	6,319
Income taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 206 thousand and RMB 206 thousand as of December 31, 2018 and 2019, respectively)	206	30
Amounts due to related parties(including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil both as of December 31, 2018 and 2019, respectively)	465	67
Total current liabilities	361,783	51,967
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 575 thousand and RMB 530 thousand as of December 31, 2018 and 2019, respectively)	530	76
Other non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 518 thousand as of December 31, 2018 and 2019, respectively)	518	74
Total non-current liabilities	1,048	150
Total liabilities	362,831	52,117
Commitments and contingencies
Shareholders' (deficit)/equity
Common shares (US$0.00001 par value; 4,549,953,780 shares authorized as of December 31, 2018 and 2019, respectively; 445,272,000 shares and 483,310,373 shares issued and outstanding as of December 31, 2018 and 2019; 933,356,593 shares issued and outstanding, pro forma as of December 31, 2019)	66	9
Additional paid-in capital	519,476	74,619
Accumulated other comprehensive income	414	59
Accumulated deficit	(373,982)	(53,719)
Total shareholders' (deficit)/equity attributable to Huize Holding Limited shareholders	145,974	20,968
Total shareholders' (deficit)/equity	145,974	20,968
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	508,805	73,085
Series A redeemable preferred shares [Member]
Mezzanine equity
Redeemable Preferred Shares	84,072	12,076	78,390
Series B redeemable preferred shares [Member]
Mezzanine equity
Redeemable Preferred Shares	261,272	37,529	241,918
Series B+ redeemable preferred shares [Member]
Mezzanine equity
Redeemable Preferred Shares	81,654	11,729	75,606
Series B++ redeemable preferred shares [Member]
Mezzanine equity
Redeemable Preferred Shares	¥ 27,629	$ 3,969	¥ 25,859